Supplemental Cash Flow Information - Schedule of Interest Paid, Net of interest Received (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Schedule of Interest paid, Net of interest Received [Abstract]
Interest paid	$ (128,417)	$ (138,238)
Interest received	13,016	15,489
Interest paid, net of interest received	$ (115,401)	$ (122,749)